Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	$ 45,252	$ 50,968
Non-income producing fixed maturity securities [Member]
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	30	22
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	$ 6	$ 3